UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  28-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Cheif Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     November 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.


                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     1063002


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE




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                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Hibernia Corp Oct 30 put    OPTION              428656102       10      327     X    SOLE                      327
JNJ Oct 55 Put              OPTION              478160104      258    25819     X    SOLE                    25819
School Spec Nov 45 Put      OPTION              807863105        4      239     X    SOLE                      239
Williams Cos Oct 22.5 put   OPTION              969457100        7      345     X    SOLE                      345
Energy Select Oct 50 put    OPTION              81369Y506       56     2822     X    SOLE                     2822
Petrokazakh Oct 60 call     OPTION              71649P102        0       -3     X    SOLE                       -3
Petrokazakh Nov 45 call     OPTION              71649P102        8        8     X    SOLE                        8
Mci Inc Jan '07 25 call     OPTION              552691107      360     2217     X    SOLE                     2217
Amegy Bancorp               COMMON              02343R102    16551   731357     X    SOLE                   731357
American Tower Corp         COMMON              029912201      102     4088     X    SOLE                     4088
American Express            COMMON              025816109    16376   285103     X    SOLE                   285103
Charter Communications      COMMON              16117M107     2084  1389167     X    SOLE                  1389167
Consolidated Commun         COMMON              209034107     4465   328326     X    SOLE                   328326
Chevron Corp                COMMON              166764100    93175  1439445     X    SOLE                  1439445
Dex Media Inc               COMMON              25212E100     5957   214341     X    SOLE                   214341
Engineered Support Sys      COMMON              292866100    22087   538189     X    SOLE                   538189
Eyetech Pharmaceuticals     COMMON              302297106    32154  1790338     X    SOLE                  1790338
Gillette                    COMMON              375766102   108682  1875982     X    SOLE                  1875982
Gables Residential Trust    COMMON              362418105    12765   292436     X    SOLE                   292436
Hibernia Corp               COMMON              428656102     2011    66950     X    SOLE                    66950
Imagistics Inc              COMMON              45247T104    15016   358815     X    SOLE                   358815
MBNA Corporation            COMMON              55262L100    18087   734057     X    SOLE                   734057
Liberty Media- A            COMMON              530718105     4529   562611     X    SOLE                   562611
Liberty Corp.               COMMON              530370105    11731   250189     X    SOLE                   250189
McLeod USA                  COMMON              582266706        1    52521     X    SOLE                    52521
Altria Group                COMMON              02209S103    16182   219533     X    SOLE                   219533
Neiman Marcus cl B          COMMON              640204301    79655   797904     X    SOLE                   797904
Enpro Industries Inc        COMMON              29355X107     5536   164331     X    SOLE                   164331
Panamsat Holding Corp       COMMON              69831Y105    21162   874481     X    SOLE                   874481
Petrokazakhstan             COMMON              71649P102    99471  1827508     X    SOLE                  1827508
Price Communications        COMMON              741437305     5355   325546     X    SOLE                   325546
Palmsource Inc              COMMON              697154102     7287   403715     X    SOLE                   403715
Renal Care Group Inc.       COMMON              759930100    69385  1466303     X    SOLE                  1466303
IMS Health                  COMMON              449934108    33654  1337068     X    SOLE                  1337068
SBS Broadcasting            COMMON              L8137F102    63888  1175276     X    SOLE                  1175276
Spinnaker Exploration       COMMON              84855W109    43351   670141     X    SOLE                   670141
CP Ships Ltd.               COMMON              22409V102    52211  2447794     X    SOLE                  2447794
Tim Hellas Telecom ADR      COMMON              88706Q104    13570   701314     X    SOLE                   701314
Viacom Inc. Cl. B           COMMON              925524308    59373  1798647     X    SOLE                  1798647
Valero Energy Corp.         COMMON              91913Y100   102743   908751     X    SOLE                   908751
Williams Cos Inc            COMMON              969457100     3599   143659     X    SOLE                   143659
York International Corp.    COMMON              986670107    20104   358547     X    SOLE                   358547
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